RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
During the year ended March 31, 2025, the Company terminated its lease early, resulting in a loss on the derecognition of its right-of-use assets of $52 and a gain on derecognition of lease liabilities of $24. The loss on the derecognition of its right-of-use assets reflects the difference between the carrying value of the right-of-use asset and the recoverable amount at the time of derecognition. The gain on derecognition of lease liabilities was calculated as the difference between the carrying amount of the lease liability immediately before the termination and the payment made to settle the lease obligation. The net loss of $28 has been recognized as "other loss" in the consolidated statement of loss and comprehensive loss.

a)Right-of-use assets

Cost	$
Balance as at March 31, 2023	—
Additions	412
Effect of foreign exchange	12
Balance as at March 31, 2024	424
Effect of foreign exchange	24
Disposals	(448)
Balance as at March 31, 2025	—

Accumulated amortization
Balance as at March 31, 2023	—
Amortization	140
Effect of foreign exchange	3
Balance as at March 31, 2024	143
Amortization	238
Effect of foreign exchange	14
Disposals	(395)
Balance as at March 31, 2025	—

Net book value as at March 31, 2024	281
Net book value as at March 31, 2025	—
b)Lease Liabilities

$
Balance as at March 31, 2023	—
Additions	415
Interest accretion	8
Effect of foreign exchange	17
Payments	(149)
Balance as at March 31, 2024	291
Interest accretion	7
Effect of foreign exchange	16
Gain on derecognition	(24)
Termination penalty payment	(31)
Payments	(259)
Balance as at March 31, 2025	—